Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Computer Equipment [Member] | Minimum [Member]
Estimated useful lives of the assets	20.00%
Computer Equipment [Member] | Maximum [Member]
Estimated useful lives of the assets	33.00%
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful lives of the assets	6.00%
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful lives of the assets	33.00%
Building [Member]
Estimated useful lives of the assets	2.50%